Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 21,909	$ 11,537,093	$ (13,378,439)	$ (1,819,437)
Balance, Shares at Dec. 31, 2015	14,908,439
Sale of Stock	$ 1,013	558,272		559,285
Sale of Stock, Shares	1,013,198
Stock Issued to Directors	$ 69	62,431		62,500
Stock Issued to Directors, Shares	69,443
Stock Option Compensation		137,878		137,878
Exercise of Stock Warrants	$ 3,521	(22)		$ 3,499
Exercise of Stock Warrants, Shares	520,858
Note Conversion Warrant Expense		137,970		$ 137,970
Note Offer Warrant Expense		97,435		97,435
Convertible Securities Exercised	$ 304	169,735		170,039
Convertible Securities Exercised, Shares	303,912
Beneficial Conversion of Convertible Notes		265,385		265,385
Net Loss			(1,576,311)	(1,576,311)
Balance at Dec. 31, 2016	$ 26,816	12,966,177	(14,954,750)	(1,961,757)
Balance, Shares at Dec. 31, 2016	16,815,850
Stock Issued to Directors	$ 115	65,510		65,625
Stock Issued to Directors, Shares	114,831
Stock Option Compensation		153,420		153,420
Exercise of Stock Warrants	$ 3,500	(3,500)		$ 0
Exercise of Stock Warrants, Shares	496,111
Note Offer Warrant Expense		218,389		$ 218,389
Beneficial Conversion of Convertible Notes		248,523		248,523
Net Loss			(1,359,337)	(1,359,337)
Balance at Dec. 31, 2017	$ 30,431	$ 13,648,519	$ (16,314,087)	$ (2,635,137)
Balance, Shares at Dec. 31, 2017	17,426,792